Business Acquisition - Pro Forma Information (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Good, AtHoc, WatchDox and Encription
Business Acquisition, Pro Forma Information [Line Items]
Revenue	$ 2,332	$ 3,586
Net loss	(297)	(426)
Good Technology Corporation
Business Acquisition, Pro Forma Information [Line Items]
Pro forma revenue excluded	$ 13	$ 20